Non-controlling interests	12 Months Ended
Dec. 31, 2016
Non-controlling interests [Abstract]
Non-controlling interest
25.	Non-controlling interests

As of December 31, 2015, the non-controlling interests consisted of the following:

	Ownership	December 31, 2015
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10%	18,819

As of December 31, 2016, the non-controlling interests consisted of the following:

		December 31,
	Ownership	2016
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10%	18,081
Shaanxi Zhongmao	34.02%	(11,271,378)
Zhengzhou Xinnan	49%	(3,802,744)
Xinyuan Service	6%	(579,986)
Xinrock	30%	67,160
Shanghai Hexinli	21.05%	(322,846)

Total		(15,891,713)